Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Total	$ 31,188	$ 26,616
Less: Accumulated depreciation	(15,215)	(12,594)
Construction in progress	11,999
Property, Plant and Equipment, Net	27,972	14,022
Building
Property, Plant and Equipment [Line Items]
Total	9,111	7,271
Electronic And Office Equipment
Property, Plant and Equipment [Line Items]
Total	17,687	15,208
Leasehold Improvement And Building Improvement
Property, Plant and Equipment [Line Items]
Total	2,291	1,898
Motor vehicles
Property, Plant and Equipment [Line Items]
Total	$ 2,099	$ 2,239